Property, Equipment and Intangible assets	12 Months Ended
Dec. 31, 2023
Disclosure Of Property Equipment And Intangible Assets [Abstract]
Property, Equipment and Intangible assets
13.
Property, equipment and intangible assets

	Buildings and construction	Furniture and equipment	Intangible assets	Construc- tion in progress	Total

At initial/revalued cost
31 December 2021	42,266	65,267	27,152	26	134,711
Additions	23,084	36,117	5,446	55	64,702
Disposals	(836)	(2,387)	(1,079)	-	(4,302)
Transfers	3	(3)	-	-	-
31 December 2022	64,517	98,994	31,519	81	195,111

Additions	18,019	24,258	4,744	2,028	49,049
Acquisitions of subsidiaries	12	5,229	20,255	-	25,496
Disposals	(59)	(2,208)	(3,530)	(135)	(5,932)

31 December 2023	82,489	126,273	52,988	1,974	263,724

Accumulated depreciation and impairment
31 December 2021	8,357	28,243	13,010	-	49,610
Charge for the year	2,258	10,752	4,191	-	17,201
Disposals	(815)	(1,740)	(985)	-	(3,540)
31 December 2022	9,800	37,255	16,216	-	63,271

Charge for the year	2,658	18,103	5,338	-	26,099
Acquisitions of subsidiaries	1	512	-	-	513
Disposals	(57)	(265)	(183)	-	(505)

31 December 2023	12,402	55,605	21,371	-	89,378
Net book value
31 December 2023	70,087	70,668	31,617	1,974	174,346

31 December 2022	54,717	61,739	15,303	81	131,840

As at 31 December 2022 and 2023, property and equipment included fully depreciated property and equipment of KZT 13,322 million and KZT 21,380 million, respectively.

The Group’s revaluation policy requires the entire class of buildings and construction to be revalued every five years. In 2021, the Group had its buildings and construction revalued by independent appraisers, and the revalued amounts approximate their carrying value.

The fair value of buildings and construction was determined based on the market comparable approach that reflects recent transaction prices for similar properties. In measuring fair value of the Group’s buildings and construction, the measurements were categorized into Level 3. During the years ended 31 December 2022 and 2023, there were no movements between Level 3 and other levels.